Changebridge Capital Long/Short Equity ETF
Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 103.4%
Banking - 2.7%
First Republic Bank (d)	825	$119,617

Consumer Discretionary Products - 10.1%
LCI Industries (d)	902	116,701
Purple Innovation, Inc. (a)(d)	4,217	143,547
Skyline Champion Corp. (a)(d)	5,433	182,712
		442,960
Consumer Discretionary Services - 13.8%
Bright Horizons Family Solutions, Inc. (a)(d)	588	89,358
Flutter Entertainment PLC - ADR (a)(b)(d)	1,314	125,014
Madison Square Garden Sports Corp. (a)(d)	509	82,402
Manchester United PLC - Class A (b)(d)	5,746	82,800
Planet Fitness, Inc. - Class A (a)(d)	1,582	113,904
Scientific Games Corp. (a)(d)	2,883	113,071
		606,549
Financial Services - 9.0%
Interactive Brokers Group, Inc. - Class A (d)	2,275	139,207
Oportun Financial Corp. (a)(d)	7,499	120,059
Silver Spike Acquisition Corp. - Class A (a)(b)	7,190	136,898
		396,164
Health Care - 17.1%
CRISPR Therapeutics AG (a)(b)(d)	570	94,449
Progyny, Inc. (a)(d)	3,361	157,194
Semler Scientific, Inc. (a)(d)	1,686	149,852
The Joint Corp. (a)(d)	4,950	161,023
TransMedics Group, Inc. (a)(d)	8,394	191,215
		753,733
Industrial Products - 3.2%
Luxfer Holdings PLC (b)(d)	8,575	141,230

Industrial Services - 12.7%
Atlas Air Worldwide Holdings, Inc. (a)(d)	2,275	117,891
BrightView Holdings, Inc. (a)(d)	7,374	104,563
Sharps Compliance Corp. (a)(d)	14,730	194,731
Sterling Construction Co., Inc. (a)(d)	6,845	140,117
		557,302
Media - 10.5%
Criteo SA - ADR (a)(b)	6,335	117,831
Expedia Group, Inc. (d)	1,103	136,882
Liberty Latin America Ltd. - Class C (a)(b)(d)	9,869	97,604
Magnite, Inc. (a)(d)	3,202	110,917
		463,234

Real Estate - 2.6%
Redfin Corp. (a)(d)	1,623	115,574

Retail & Wholesale, Discretionary - 7.3%
Alibaba Group Holding Ltd. - ADR (a)(b)	387	98,232
Best Buy Co., Inc. (d)	1,157	125,905
The Home Depot, Inc. (d)	353	95,599
		319,736
Software & Technology Services - 10.1%
ICF International, Inc. (d)	1,392	107,365
LiveRamp Holdings, Inc. (a)(d)	2,090	158,234
Sprout Social, Inc. - Class A (a)(d)	2,355	155,430
TransAct Technologies, Inc. (a)(d)	2,576	23,828
		444,857
Technology Hardware & Semiconductors - 4.3%
Sony Corp. - ADR (a)(b)(d)	1,964	187,974
Total Common Stocks (Cost $4,113,993)		4,548,930

MONEY MARKET FUNDS - 2.8%
First American Government Obligations Fund - Class X, 0.04% (c)	121,647	121,647
Total Money Market Funds (Cost $121,647)		121,647

Total Investments (Cost $4,235,640) - 106.2%		4,670,577
Other Assets & Liabilities, net - (6.2)%		(270,833)
Net Assets - 100.0%		$4,399,744

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	All or a portion of the security has been pledged to cover short positions. As of January 31, 2021, the value of these securities amounts to $1,744,957 or 39.7% of net assets.

Percentages are stated as a percent of net assets.

Changebridge Capital Long/Short Equity ETF
Schedule of Securities Sold Short
January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - (23.1)%
Consumer Discretionary Products - (5.0)%
Dorman Products, Inc. (a)	1,141	$103,637
Harley-Davidson, Inc.	1,871	75,008
Smith & Wesson Brands, Inc.	2,451	40,589
		219,234
Consumer Staple Products - (6.1)%
Campbell Soup Co.	1,895	91,169
Edgewell Personal Care Co.	2,449	81,797
Hormel Foods Corp.	876	41,049
The Boston Beer Co., Inc. - Class A (a)	60	55,013
		269,028
Media - (2.4)%
DISH Network Corp. - Class A (a)	3,674	106,619

Retail & Wholesale, Discretionary - (3.0)%
Foot Locker, Inc.	3,005	131,679

Software & Technology Services - (2.6)%
International Business Machines Corp.	953	113,512

Technology Hardware & Semiconductors - (4.0)%
Intel Corp.	3,215	178,465
Total Common Stocks (Proceeds $1,016,094)		1,018,537
Total Securities Sold Short (Proceeds $1,016,094) - (23.1)%		$1,018,537

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$4,548,930	$-	$-	$4,548,930
Money Market Funds	121,647	-	-	121,647
Total Investments - Assets	$4,670,577	$-	$-	$4,670,577

Securities Sold Short:
Common Stocks*	$1,018,537	$-	$-	$1,018,537
Total Securities Sold Short	$1,018,537	$-	$-	$1,018,537

* See the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.